As filed with the Securities and Exchange Commission on July 28, 2017

File No. 333-_____

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 5-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY, RONON, STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class R6, and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide Core Plus Bond Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective on August 27, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NATIONWIDE MUTUAL FUNDS
One Nationwide Plaza
Mail Code 5-02-210
Columbus, OH 43215
(800) 848-0920

NATIONWIDE HIGH YIELD BOND FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about ______________, 2017, the Nationwide High Yield Bond Fund, a series of the Nationwide Mutual Funds (the "Trust"), will be reorganized with and into the Nationwide Core Plus Bond Fund, also a series of the Trust (the "Transaction").  The Prospectus/Information Statement discusses this proposed reorganization and provides you with information that you should consider.  The Board of Trustees of the Trust approved the reorganization and concluded that the reorganization is in the best interests of the Nationwide High Yield Bond Fund and its shareholders.

Please review the information in the Prospectus/Information Statement for your reference.  You do not need to take any action regarding your account.  On or about __________, 2017, your shares of the Nationwide High Yield Bond Fund will be converted automatically at their net asset value into the shares of the corresponding class of the Nationwide Core Plus Bond Fund.

The investment policies of the Nationwide High Yield Bond Fund differ in certain significant respects from those of the Nationwide Core Plus Bond Fund.  The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as some similarities, that shareholders of the Nationwide High Yield Bond Fund should consider in determining whether an investment in the Nationwide Core Plus Bond Fund is appropriate for them.  The Transaction will close no sooner than 60 days after the date of the enclosed Prospectus/Information Statement.  Shareholders may redeem their shares in the Nationwide High Yield Bond Fund (or shares of the Nationwide Core Plus Bond Fund received as part of the Transaction ("Acquiring Fund Shares")) at any time prior to or after the closing of the Transaction.  No contingent deferred sales charge will be assessed in connection with any redemption of your shares in the Nationwide High Yield Bond Fund prior to the Transaction. Redemptions of Acquiring Fund Shares after the close of the Transaction will be subject to any applicable contingent deferred sales charges.

If you have any questions, please call the Trust at (800) 848-0920 (toll-free).
i

PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION
The Transaction	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	3
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	6
Who manages the Funds?	7
What are the fees and expenses of each Fund and what might they be after the Transaction?	8
How do the performance records of the Funds compare?	10
How do the yields of the Funds compare?	13
Where can I find more financial information about the Funds?	13
What are other key features of the Funds?	13
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	14
What are the differences between the investment objectives of the Target Fund and the Acquiring Fund?	14
What are the most significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	14
How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?	16
What are the principal risk factors associated with investments in the Funds?	16
REASONS FOR THE TRANSACTION	18
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	19
How will the Transaction be carried out?	19
Who will pay the expenses of the Transaction?	20
What are the tax consequences of the Transaction?	20
What should I know about shares of the Target Fund and the Acquiring Fund?	22
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	23
MORE INFORMATION ABOUT THE FUNDS	24

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	26

ii

NATIONWIDE MUTUAL FUNDS
One Nationwide Plaza
Mail Code 5-02-210
Columbus, Ohio 43215
(800) 848-0920

PROSPECTUS/INFORMATION STATEMENT

Dated _________, 2017

Acquisition of the Assets of:
NATIONWIDE HIGH YIELD BOND FUND (a series of Nationwide Mutual Funds)
By and in exchange for shares of:
NATIONWIDE CORE PLUS BOND FUND (a series of Nationwide Mutual Funds)

This Prospectus/Information Statement is being furnished to shareholders of Nationwide High Yield Bond Fund (the "Target Fund"), a series of Nationwide Mutual Funds (the "Trust") pursuant to a Plan of Reorganization (the "Plan") whereby all of the property, assets, and goodwill ("Assets") of the Target Fund will be acquired by the Nationwide Core Plus Bond Fund, also a series of the Trust (the "Acquiring Fund," and collectively with the Target Fund, the "Funds"), in exchange for shares of the Acquiring Fund (the "Transaction").  According to the Plan, the Target Fund will then be liquidated and dissolved following the Transaction.  The Board of Trustees of the Trust (the "Board") has approved the Plan and the Transaction.  Shareholders of the Target Fund are not required to and are not being asked to approve the Plan or the Transaction.

Pursuant to the Plan, holders of Class A and Class C shares of the Target Fund will receive the equivalent aggregate net asset value of Class A shares of the Acquiring Fund, holders of Class R6 shares of the Target Fund will receive the equivalent aggregate net asset value of Class R6 shares of the Acquiring Fund, and holders of Institutional Service Class shares of the Target Fund will receive the equivalent aggregate net asset value of Institutional Service Class shares of the Acquiring Fund.

The investment goals and strategies of the Funds differ in certain significant respects.  The Target Fund seeks to provide a high level of current income, as well as capital growth when consistent with high current income, by investing at least 80% of its net assets in high-yield bonds (also known as "junk bonds").  The Acquiring Fund, by contrast, seeks maximum long-term total return, consistent with reasonable risk to principal, by generally investing at least 80% of its net assets in a diversified mix of fixed-income securities that are considered investment grade at the time of purchase

Both Funds also utilize Nationwide Fund Advisors ("NFA") as the primary investment adviser.  The Target Fund utilizes UBS Asset Management (Americas) Inc. ("UBS") as its subadviser while the Acquiring Fund utilizes Thompson, Siegel & Walmsley LLC ("TSW").

This Prospectus/Information Statement provides the information that you should know about the Transaction and about an investment in the Acquiring Fund. You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated __________, 2017 (the "Statement of Additional Information"), relating to this Prospectus/Information Statement contains more information about the Acquiring Fund and the Transaction, and has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated February 28, 2017, as revised May 24, 2017 (1933 Act File No. 333-40455) (the "Acquiring Fund Prospectus") incorporated herein by reference and considered a part of this Prospectus/Information Statement, is intended to provide you with information about the Acquiring Fund.  A copy of the current summary prospectus for the Acquiring Fund ("Acquiring Fund Summary Prospectus") accompanies this Prospectus/Information Statement.  The prospectus of the Target Fund, dated February 28, 2017, as revised May 24, 2017 (1933 Act File No. 333-40455) (the "Target Fund Prospectus"), provides additional information about the Target Fund and is incorporated herein by reference.  Target Fund shareholders should consult their financial advisor about whether the Acquiring Fund is appropriate for the shareholder's investment portfolio.

You can request a free copy of the Statement of Additional Information, Acquiring Fund Prospectus or Target Fund Prospectus, the Annual Report to Shareholders of the Acquiring Fund or Target Fund for the fiscal year ended October 31, 2016 (collectively the "Annual Reports") or the Semiannual Report to Shareholders of the Acquiring Fund or the Target Fund for the period ended April 30, 2017, by calling (800) 848-0920, or by writing to the Trust at: One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC's internet site at www.sec.gov.  Shareholders can review and copy information about the Acquiring Fund and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION
This is only a summary of certain information contained in this Prospectus/Information Statement.  You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Summary Prospectus included with this Prospectus/Information Statement.

The Transaction

At a meeting held on June 14, 2017, the Board, on behalf of the Target Fund, considered the proposal to reorganize the Target Fund with and into the Acquiring Fund, and approved the Plan.

The Plan provides for: (i) the acquisition by the Acquiring Fund of all of the Assets of the Target Fund in exchange solely for Class A shares, Class R6 shares, and Institutional Service Class shares of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; (iii) the pro rata distribution of such shares of the Acquiring Fund to shareholders of the Target Fund holding the corresponding class of shares of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund.  The transaction for the Target Fund is referred to in this Prospectus/Information Statement as the "Transaction."  The Board, including a majority of the Trustees who are not "interested persons" (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Independent Trustees"), approved the Plan for the Target Fund.

At the closing of the Transaction, all of the Target Fund's Assets will be transferred to the Acquiring Fund in exchange for Acquiring Fund Shares equal in value to the Assets of the Target Fund that are transferred to the Acquiring Fund.  The Acquiring Fund Shares will then be distributed pro rata to the Target Fund's shareholders and the Target Fund will be liquidated and dissolved.

The Transaction will result in your shares of the Target Fund being exchanged for Acquiring Fund Shares equal in value (but having a different price per share) to your shares of the Target Fund.  In particular, holders of Class A and Class C shares of the Target Fund will receive Class A shares of the Acquiring Fund.  In addition, holders of Class R6 shares and Institutional Service Class shares of the Target Fund will receive Class R6 and Institutional Service Class shares of the Acquiring Fund, respectively. This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the "Closing Date"), which is currently anticipated to occur on or around ______, 2017.  Class A and Class C shareholders of the Target Fund will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Fund.  Subsequent purchases of Class A shares of the Acquiring Fund will, however, be subject to applicable sales charges.

For the reasons set forth below under "Reasons for the Transaction," the Board has concluded that the Transaction is in the best interests of the Target Fund and Acquiring Fund.  The Board has also concluded that the interests of the existing shareholders of the Target Fund and the existing shareholders of the Acquiring Fund will not be diluted as a result of the Transaction.

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?
Investment Objectives.  The Target Fund seeks to provide a high level of current income, as well as capital growth when consistent with high current income.  The Acquiring Fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities. The Funds' investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days' written notice to shareholders.

Principal Investment Strategies and Policies. The investment strategies and policies of the Acquiring Fund contemplate that it will invest in a portfolio of higher rated securities than does the Target Fund.

The Target Fund normally invests at least 80% of its net assets in high-yield, lower-rated fixed-income securities issued by foreign and U.S. companies ("junk bonds").  High-yield bonds are lower-rated or non-investment grade (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's), with no minimum acceptable rating.  Securities rated in these categories are considered to be of poorer quality and are predominantly speculative.  The Target Fund's investments may include, but are not limited to, mortgage-backed securities and asset-backed securities, and corporate loans.  In selecting investments for the Target Fund, the Fund's subadviser attempts to identify both securities that will provide high current income and securities that it expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

The Acquiring Fund, by contrast, generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered investment grade at the time of their purchase. The Acquiring  Fund's investments may include corporate bonds, U.S. government securities, and mortgage-backed securities.  The Acquiring Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds.

The Target Fund may invest up to 25% of its total assets in foreign securities, which may include securities of issuers in emerging market countries.  The Target Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure.  In addition, the Target Fund may use such derivatives for investment (non-hedging) purposes. The Acquiring Fund does not use derivatives or invest in foreign securities as a principal investment strategy.  The Acquiring Fund may invest in preferred stocks and convertible securities as principal investment strategies, whereas the Target Fund does not.

For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks" below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?
As with most investments, investments in the Funds involve certain principal risks.  There can be no guarantee against losses resulting from investments in the Funds, nor is there any assurance that the Funds will achieve their investment objectives.  The principal risks associated with an investment in the Target Fund are similar, but not identical, to the principal risks associated with an investment in the Acquiring Fund.

The principal risks associated with an investment in the Target Fund are associated with its substantial investments in high-yield bonds.  This means that high-yield bonds risk, credit risk, and liquidity risk will likely have a greater impact on the performance of the Target Fund than on the Acquiring Fund, which limits its investments in high-yield bonds to 20% of its net assets.  The Target Fund is also subject to the risks of its investments in foreign securities, including emerging market securities, and derivatives, which are not applicable to the Acquiring Fund.  The principal risks of investing in the Acquiring Fund largely involve the risks of investing in fixed-income securities generally, such as interest rate risk.  Although the Acquiring Fund is also subject to credit risk and liquidity risk, the level of such risks will generally be less than for the Target Fund.  The Acquiring Fund is also subject to the risks of its investments in preferred stocks and convertible bonds, which are not applicable to the Target Fund.

Interest rate risk.  (Acquiring Fund and Target Fund)  Generally, when interest rates go up, the value of fixed-income securities goes down.  Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.  To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of a Fund's investments to decline significantly.

Credit risk.  (Acquiring Fund and Target Fund)  A bond issuer may be unable to pay the interest or principal when due.  If an issuer defaults, a Fund may lose money.  This risk is particularly high for high-yield bonds. Changes in a bond issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a bond.

Market and selection risks.   (Acquiring Fund and Target Fund)  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund's management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Liquidity risk.  (Acquiring Fund and Target Fund)  When there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value.  An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to take advantage of other investment opportunities.  Liquidity risk also includes the risk that a Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can only sell portfolio securities or instruments at a material loss.  To meet redemption requests, a Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.

Prepayment and call risk.  (Acquiring Fund and Target Fund)  Certain bonds will be paid off by the issuer more quickly than anticipated.  If this happens, a Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risks.  (Acquiring Fund (mortgage-backed securities only) and Target Fund)  These securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk.  Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off by the issuer more slowly than anticipated.  This can cause the market value of a security to fall because the market may view its interest rate as too low for a longer-term investment.  Through its investments in mortgage-backed securities, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally.  Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk.  (Acquiring Fund and Target Fund)  Investing in high-yield bonds and other lower-rated bonds will subject a Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Preferred stock risk. (Acquiring Fund only)  A preferred stock may decline in price or fail to pay dividends when expected because the issuer experiences a decline in its financial status.  Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer's bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities.  Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk. (Acquiring Fund only) The value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Acquiring Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Foreign securities risk.  (Target Fund only)  Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk.  (Target Fund only)  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Corporate loans risk.  (Target Fund only)  Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as "junk."

Derivatives risk.  (Target Fund only)  The Target Fund's investments in currency futures and forward foreign currency exchange contracts (collectively, "currency contracts") may involve a small investment relative to the amount of risk assumed. To the extent the Target Fund enters into these transactions, its success will depend on the subadviser's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying currency or reference measures, disproportionately increasing the Target Fund's losses and reducing the Target Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying bond.

For further information about the principal risks of investing in the Funds, see "Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks" below.

What are the general tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service ("IRS") will adopt a similar position). This means that the shareholders of the Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for shares of the Acquiring Fund pursuant to the Transaction.  Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.  You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances.   You should also consult your tax advisor about the state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.

It is currently expected that a substantial portion of the Target Fund's assets (approximately 60%) will be sold following the Transaction.  In light of the Target Fund's unrealized appreciation ($793,140 at April 30, 2017) and its aggregate capital loss carryovers ($29,297,923 at April 30, 2017), it is anticipated that the sale of a substantial portion of the Target Fund's portfolio securities will not result in any substantial amount of capital gains to be distributed by the combined Fund to shareholders.  Certain limitations on the use of the capital loss carryovers of the combined Fund following the Transaction may prevent the combined Fund from using the capital loss carryovers to fully offset gains realized from the sale of a substantial portion of the Target Fund's assets, resulting in a distribution of capital gains to shareholders following the Transaction.  However, since the combined Fund is significantly larger than the Target Fund and the Target Fund's unrealized appreciation at April 30, 2017 is relatively small as compared to the net asset value of the combined Fund, any capital gains distributed to the combined Fund's shareholders, although more than a Target Fund shareholder might have received from the Target Fund if the Target Fund were to sell a substantial portion of its assets prior to the Transaction, is not anticipated to be substantial on a per share basis.  A taxable shareholder who is inclined to redeem shares in the Target Fund may prefer to avoid the potential capital gain distribution following the Transaction and redeem shares in the Target Fund prior to the Transaction.  Notwithstanding the foregoing, the actual amount of any distribution in connection with the sale of a substantial portion of the Target Fund's assets could vary depending on market conditions on the Closing Date or the date(s) on which a substantial portion of the Target Fund's assets are sold and the date(s) of such sale(s) relative to the completion of the combined Fund's first taxable year following the Closing Date.

For more detailed information about the federal income tax consequences of the Transaction, see "Information about the Transaction and the Plan – What are the tax consequences of the Transaction?"

Who manages the Funds?
Nationwide Fund Advisors ("NFA" or the "Adviser"), One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, manages the investment of each Fund's assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund's assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.  As of June 30, 2017, NFA managed in the aggregate approximately $26.5 billion in assets in under management.

Subject to the supervision of NFA and the Board, one or more subadvisers manages all or a portion of each Fund's assets in accordance with each Fund's investment objectives and strategies. With regard to the portion of a Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

UBS Asset Management (Americas) Inc. ("UBS AM") is the subadviser for the Target Fund. UBS AM is located at 1285 Avenue of the Americas, New York, NY 10019. UBS AM is an indirect asset management subsidiary of UBS Group AG ("UBS") and a member of the UBS Asset Management Division. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization, with operations in many areas of the financial services industry. As of June 30, 2017, UBS AM had approximately $____ billion in assets under management.

Craig Ellinger and Matthew Iannucci are the portfolio managers for the Target Fund and are jointly and primarily responsible for the day-to-day management of the Target Fund's portfolio. Mr. Ellinger and Mr. Iannucci have access to a globally integrated team of credit analysts. Mr. Ellinger and Mr. Iannucci have responsibility for the overall portfolio and for reviewing the overall composition of the portfolio to ensure its compliance with the Fund's stated investment objectives and strategies.

Mr. Ellinger is Managing Director and Global Head of High Yield at UBS AM. Mr. Ellinger has been an investment professional with UBS AM since 2000.

Mr. Iannucci is the Head of US High Yield Portfolio Management at UBS AM. Mr. Iannucci is an Executive Director and has been an investment professional with UBS AM since 1996.

Thompson, Siegel & Walmsley LLC ("TSW") a Delaware limited liability company, is the subadviser to the Acquiring Fund. TSW, located at 6641 West Broad St, Suite 600, Richmond, Virginia 23230, is a majority-owned subsidiary of OMAM Inc., an indirectly owned subsidiary of Old Mutual plc, a financial services company based in the United Kingdom. Since 1970, TSW has provided investment management services to corporations, pensions and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.

William M. Bellamy, CFA, Director of Income Strategies, is primarily responsible for the day-to-day management of the Acquiring Fund.

Mr. Bellamy joined TSW in 2002 and has over 30 years of investment management experience. Before joining TSW, Mr. Bellamy was a Vice President at Trusco Capital Management. Mr. Bellamy received a bachelor's degree from Cornell University and an MBA from Duke University.

The Statement of Additional Information ("SAI") for the Target Fund and the Acquiring Fund, dated February 28, 2017, as revised March 22, 2017, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, "More Information about the Funds."

What are the fees and expenses of each Fund and what might they be after the Transaction?
The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of shares of the Acquiring Fund after the Transaction.  The operating expenses shown for the Target Fund and the Acquiring Fund are based on expenses incurred during the Fund's twelve-month period ended April 30, 2017.  The tables below also include the pro forma expenses after the Transaction with the Acquired Fund or the relevant share classes.

FEE TABLES FOR THE FUNDS*

Class A and Class C Shares
	Actual			Pro forma
	Target Fund– Class A	Target Fund – Class C	Acquiring Fund – Class A	Acquiring Fund - Class A after Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	None	4.25%	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	0.75%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.44%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.25%	0.25%
Other Expenses	0.97%	0.95%	0.19%	0.19%
Total Annual Fund Operating Expenses	1.77%	2.25%	0.88%	0.87%
Fee Waiver/Expense Reimbursement	(0.63)%[1]	(0.63)%[1]	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.14%	1.62%	0.88%	0.87%

Class R6 Shares
	Actual		Pro forma
	Target Fund– Class R6	Acquiring Fund – Class R6	Acquiring Fund - Class R6 after Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.44%	0.43%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.83%	0.06%	0.06%
Total Annual Fund Operating Expenses	1.38%	0.50%	0.49%
Fee Waiver/Expense Reimbursement	(0.63)% [1]	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.75%	0.50%	0.49%

Institutional Service Class Shares
	Actual		Pro forma
	Target Fund– Institutional Service Class	Acquiring Fund – Institutional Service Class	Acquiring Fund – Institutional Service Class after Transaction with Target Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.44%	0.43%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.98%	0.16%	0.17%
Total Annual Fund Operating Expenses	1.53%	0.60%	0.60%
Fee Waiver/Expense Reimbursement	(0.63)% [1]	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.90%	0.60%	0.60%
*  Actual expense ratios reflect annual fund operating expenses for the twelve-month period ended April 30, 2017.  Pro forma expenses are estimated as if the Transaction occurred on May 1, 2016.
[1]
Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.75% until February 28, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund's assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transaction.  The costs reflect the effects of any expense limitation on the part of a Fund's adviser for the period of the contractual expense limitation agreement.  Absent such arrangements, the costs would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year and no change in expenses.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class A Shares	$536	$900	$1,287	$2,370
Target Fund – Class C Shares	240	643	1,148	2,536
Acquiring Fund – Class A Shares	511	694	892	1,463
Pro forma Acquiring Fund – Class A Shares (after the Transaction with Target Fund)	510	691	887	1,452

Class R6
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class R6 Shares	$77	$375	$695	$1,603
Acquiring Fund – Class R6 Shares	51	160	280	628
Pro forma Acquiring Fund – Class R6 Shares (after the Transaction with Target Fund)	50	157	274	616

Institutional Service Class
	1 Year	3 Years	5 Years	10 Years
Target Fund – Institutional Service Class Shares	$92	$422	$775	$1,770
Acquiring Fund – Institutional Service Class Shares	61	192	335	750
Pro forma Acquiring Fund – Institutional Service Class Shares (after the Transaction with Target Fund)	61	192	335	750

You would pay the following expenses on the same investment if you did not sell your shares:

Class C
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class C Shares	$165	$643	$1,148	$2,536

These are just examples.  They do not represent past or future expenses or returns.  Each Fund pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.
How do the performance records of the Funds compare?

The performance history of the Target Fund and Acquiring Fund, as of December 31, 2016, is shown below:

Nationwide High Yield Bond Fund - Class R6

0.83%	-23.23%	44.50%	14.41%	2.48%	14.60%	7.18%	1.60%	-4.40%	11.54%
12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16

Highest Quarter:  19.58% - 2nd qtr. 2009
Lowest Quarter:  -16.49% - 4th qtr. 2008

Year-to-date Total Return as of June 30, 2017:  5.07%

Nationwide Core Plus Bond Fund - Class R6

4.67%	-3.75%	15.10%	9.01%	5.73%	8.55%	-0.07%	4.92%	0.92%	4.41%
12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16

Highest Quarter:  6.28% - 3rd qtr. 2009
Lowest Quarter:  -8.89% - 3rd qtr. 2008

Year-to-date Total Return as of June 30, 2017:  2.52%

The Target Fund has adopted the historical performance of the UBS High Yield Fund, a former series of The UBS Funds (the "Predecessor Fund") as the result of a reorganization in which the Target Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on November 19, 2012. The returns presented for the Target Fund prior to November 19, 2012 reflect the historical performance of the Predecessor Fund. At the time of the reorganization, the Target Fund and the Predecessor Fund had substantially similar investment goals and strategies.

The inception date for Class A and Institutional Service Class shares of the Acquiring Fund is April 24, 2013. Pre-inception historical performance for each of these share classes is based on the previous performance of Class R6 shares of the Acquiring Fund (which is based on the previous performance of the Acquiring Fund's Predecessor Fund). The performance for Class A and Institutional Service Class shares of the Acquiring Fund has been adjusted to reflect differences in sales charges, but not differing expenses, than those of Class R6 of the Acquiring Fund.

	Average Annual Total Returns for the Periods Ended December 31, 2016 (With Sales Charges, if applicable)
	1 Year	5 Years	10 Years
Target Fund – Class A	6.72%	4.60%	4.96%
Target Fund – Class C	10.04%	5.04%	4.93%
Acquiring Fund – Class A	-0.53%	2.53%	4.24%

Target Fund – Class R6	11.54%	5.88%	5.73%
Acquiring Fund – Class R6	4.41%	3.70%	4.83%

Target Fund – Institutional Service Class	11.54%	5.76%	5.67%
Acquiring Fund – Institutional Service Class	4.20%	3.66%	4.81%

Performance Benchmark for Target Fund
BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index[1]	17.34%	7.30%	7.36%

Performance Benchmark for Acquiring Fund
Bloomberg Barclays U.S. Aggregate Bond Index[1]	2.65%	2.23%	4.34%

1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
In addition, the performance history of the Target Fund and Acquiring Fund, as of June 30, 2017, is shown below:

	Average Annual Total Returns for the Periods Ended June 30, 2017 (With Sales Charges, if applicable)
	1 Year	5 Years	10 Years
Target Fund – Class A	6.73%	4.21%	5.19%
Target Fund – Class C	10.15%	4.69%	5.17%
Acquiring Fund – Class A	-2.91%	2.14%	4.38%

Target Fund – Class R6	11.84%	5.51%	5.97%
Acquiring Fund – Class R6	1.87%	3.35%	5.00%

Target Fund – Institutional Service Class	11.64%	5.37%	5.90%
Acquiring Fund – Institutional Service Class	1.66%	3.30%	4.98%

Performance Benchmark for Target Fund
BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index[1]	12.74%	6.88%	7.55%
Performance Benchmark for Acquiring Fund
Bloomberg Barclays U.S. Aggregate Bond Index[1]	-0.31%	2.21%	4.48%

1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
How do the yields of the Funds compare?
As of June 30, 2017, the Acquiring Fund's trailing 12-month yield was 2.88%, 3.15%, and 3.26% for Class A, Institutional Service Class, and Class R6 shares, respectively.  As of the same date, the Target Fund's trailing 12-month yield was 5.08%, 4.60%, 5.27%, and 5.43% for Class A, Class C, Institutional Service Class, and Class R6 shares, respectively.
Where can I find more financial information about the Funds?
The Funds' Annual Reports contain a discussion of each Fund's performance during their fiscal years ending October 31, 2016, and show per share information for each of the previous five fiscal years.  These documents, and each Fund's most recent Semiannual Report dated April 30, 2017, are available upon request.  (See "More Information about the Funds").

What are other key features of the Funds?
Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Target Fund Acquiring Fund
0.55% on assets up to $500 million
0.50% on assets of $500 million up to $1 billion
0.475% on assets of $1 billion and more

0.45% on assets up to $500 million
0.425% on assets of $500 million up to $1 billion
0.40% on assets of $1 billion and more

As of June 30, 2017, the Target Fund had less than $500 million in assets, meaning all assets are being charged the maximum investment advisory fee. The Acquiring Fund had greater than $1 billion in assets, meaning its assets benefit from the advisory fee breakpoints detailed in the above chart.  NFA has contracted to pay certain expenses of the Target Fund for the period through February 28, 2018, to the extent necessary to limit the total operating expenses of the appropriate class of the Target Fund to the levels described in the Fee Tables beginning on page 8.

NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC ("NFD" or the "Distributor"), One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund.  The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plans.  The Trust has adopted a distribution plan under Rule 12b-1 (the "Rule 12b-1 Plan") of the 1940 Act for each Fund's Class A shares, and the Class C shares of the Target Fund.  The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund's principal underwriter, for expenses associated with the distribution of Class A shares of the Funds and Class C shares of the Target Fund. Although actual distribution expenses may be more or less, Class A and Class C shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25% and 0.75%, respectively.  The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund's procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the prospectus for the Funds under the section entitled "Investing with Nationwide Funds" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund's shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.

Dividends, Distributions and Taxes. Generally, each Fund's procedures with regard to dividends, distributions and taxes are similar.  You may refer to the prospectus for the Funds under the section entitled "Distributions and Taxes."  In summary each Fund's net investment income, if any, is declared daily and paid as a dividend each month.  Any net realized capital gains of either Fund will be declared and paid to shareholders at least annually.  All income and capital gain distributions are automatically reinvested in shares of the applicable Fund.  You may request in writing a payment in cash.

Sales Charges.  The sales charge structure for Class A shares of the Target Fund and the Acquiring Fund are identical.  Class C shares of the Target Fund are subject to a contingent deferred sales charge ("CDSC") of 0.75% when redeemed within one year of their purchase.  Class R6 shares and Institutional Service Class shares of the Target Fund and Acquiring Fund, are not subject to any sales charges.

Target Fund shareholders will not pay any sales charge as a result of the Transaction.  Following the Transaction, former holders of Class C shares of the Target Fund who redeem shares they received in the Transaction will not be required to pay a CDSC since holders of Class C shares of the Target Fund will receive Class A shares of the Acquiring Fund, which are not subject to a CDSC. Subsequent purchases of Class A shares will, however, be subject to applicable sales charges.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Acquiring Fund's principal strategies, policies and principal risks, you should read the Acquiring Fund Prospectus, which is included with this Prospectus/Information Statement.

What are the differences between the investment objectives of the Target Fund and the Acquiring Fund?
The Target Fund seeks to provide a high level of current income, as well as capital growth when consistent with high current income, while the Acquiring Fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities.  The Target Funds' investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days' written notice to shareholders.

What are the most significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?
The investment strategies and policies of the Acquiring Fund contemplate that it will invest in a portfolio of higher rated securities than does the Target Fund.

The Target Fund normally invests at least 80% of its net assets in high-yield, lower-rated fixed-income securities issued by foreign and U.S. companies ("junk bonds").  High-yield bonds are lower-rated or non-investment grade (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's), with no minimum acceptable rating.  Securities rated in these categories are considered to be of poorer quality and are predominantly speculative.  The Target Fund's investments may include, but are not limited to, mortgage-backed securities and asset-backed securities, and corporate loans.  In selecting investments for the Target Fund, the Fund's subadviser attempts to identify both securities that will provide high current income and securities that it expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

The Acquiring Fund, by contrast, generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered investment grade at the time of their purchase. The Acquiring  Fund's investments may include corporate bonds, U.S. government securities, and mortgage-backed securities.  The Acquiring Fund may invest up to 20% of its net assets, at the time of purchase, in high-yield bonds.

The Target Fund may invest up to 25% of its total assets in foreign securities, which may include securities of issuers in emerging market countries.  The Target Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure.  In addition, the Target Fund may use such derivatives for investment (non-hedging). The Acquiring Fund does not use derivatives or invest in foreign securities as a principal investment strategy.  The Acquiring Fund may invest in preferred stocks and convertible securities as principal investment strategies, whereas the Target Fund does not.

Each Fund is currently managed by a different subadviser.

Target Fund

Under normal conditions, the Target Fund invests at least 80% of its net assets in high-yield bonds. High-yield bonds are lower-rated or non-investment grade, and often are referred to as "junk bonds." Such securities are considered to be of poorer quality and are predominantly speculative.

The Target Fund may invest in fixed-income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed-income securities may include, but are not limited to, mortgage-backed securities and asset-backed securities. The Target Fund may also invest in corporate loans. Up to 25% of the Target Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging market countries. The Target Fund also may invest in currency futures and forward foreign currency exchange contracts, which are derivatives, in order to hedge against international currency exposure. In addition, these derivatives may be used for investment (non-hedging) purposes in an effort to earn income, to enhance returns, to replace more traditional direct investments, to obtain exposure to certain markets, or to establish net short positions for individual currencies.

The Target Fund invests in securities that the subadviser expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.  The Fund's subadviser may sell a security in order to manage risk, to achieve an attractive total return, or to take advantage of more favorable opportunities.

The Target Fund is classified as "diversified" under applicable federal law and will not concentrate its investments in any one industry.

Acquiring Fund

Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets in fixed-income securities. For purposes of this policy, the term "fixed-income securities" means bonds, notes, debentures, preferred stock, convertible securities and other instruments that have debt-like characteristics. These securities typically include corporate bonds, U.S. government securities, and mortgage-backed securities. The Acquiring Fund generally invests at least 80% of its net assets in a diversified mix of fixed-income securities that are considered investment grade at the time of their purchase. The Acquiring Fund may invest up to 20% of its net assets, at the time of their purchase, in high-yield bonds, which are lower-rated or non-investment grade, and often referred to as "junk bonds."

The Acquiring Fund is managed so that its weighted-average maturity will range from four to nine years, and its duration will range from three to seven years.  The Fund's subadviser may sell a security in order to manage risk, to achieve an attractive total return, or to take advantage of more favorable opportunities.

The Acquiring Fund is classified as "diversified" under applicable federal law and will not concentrate its investments in any one industry.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?
The Funds have adopted identical fundamental investment restrictions.  Neither Fund may change any of its fundamental investment restrictions without the vote of the majority of the outstanding shares of the Fund for which a change is proposed.  The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.  The Acquiring Fund's fundamental investment restrictions are listed in the Acquiring Fund's Statement of Additional Information dated February 28, 2017, as revised March 22, 2017 (1933 Act File No. 333-40455), which is incorporated by reference into the SAI relating to this Prospectus/Information Statement and is available upon request.

What are the principal risk factors associated with investments in the Funds?
Like all investments, an investment in either of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund's ability to achieve its objective will depend, among other things, on the portfolio managers' analytical and portfolio management skills.  If the value of a Fund's investments goes down, you may lose money.

The principal risks associated with an investment in the Target Fund is largely governed by its substantial investments in high-yield bonds.  This means that high-yield bonds risk, credit risk, and liquidity risk will likely have a greater impact on the performance of the Target Fund than on the Acquiring Fund, which limits its investments in high-yield bonds to 20% of its net assets.  The Target Fund is also subject to the risks of its investments in foreign securities, including emerging market securities, and derivatives, which are not applicable to the Acquiring Fund.  The principal risks of investing in the Acquiring Fund largely involve the risks of investing in fixed-income securities generally, such as interest rate risk.  Although the Acquiring Fund is also subject to credit risk and liquidity risk, the level of such risks will generally be much less than for the Target Fund.  The Acquiring Fund is also subject to the risks of its investments in preferred stocks and convertible bonds, which are not applicable to the Target Fund. Investments in the Funds, as indicated below, are subject to the following principal risks:

Interest rate risk (Target Fund and Acquiring Fund) – generally, when interest rates go up, the value of fixed-income securities goes down.  Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.  To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of the Fund's investments to decline significantly.

Credit risk (Target Fund and Acquiring Fund) – a bond issuer may be unable to pay the interest or principal when due.  If an issuer defaults, a Fund may lose money.  This risk is particularly high for high-yield bonds. Changes in a bond issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a bond.

Market and selection risks (Target Fund and Acquiring Fund) – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund's management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Liquidity risk (Target Fund and Acquiring Fund) – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value.  An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to take advantage of other investment opportunities.  Liquidity risk also includes the risk that a Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can only sell portfolio securities or instruments at a material loss.  To meet redemption requests, a Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.

Prepayment and call risk (Target Fund and Acquiring Fund) – certain bonds will be paid off by the issuer more quickly than anticipated.  If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed and asset-backed securities risks (Target Fund and Acquiring Fund (Mortgage-backed securities risk only)) – these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk.  Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off by the issuer more slowly than anticipated.  This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.  Through its investments in mortgage-backed securities, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally.  Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk (Target Fund and Acquiring Fund) – investing in high-yield bonds and other lower-rated bonds will subject a Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Preferred stock risk (Acquiring Fund only) – a preferred stock may decline in price or fail to pay dividends when expected because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer's bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Convertible securities risk (Acquiring Fund only) – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Foreign securities risk (Target Fund only) –  foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk (Target Fund only) – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Corporate loans risk (Target Fund only) – commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads (difference between the highest price a buyer is willing to pay for an asset and the lowest price that a seller is willing to accept for an asset) and extended trade settlement periods. Corporate loans have speculative characteristics and high risk, and often are referred to as "junk."

Derivatives risk (Target Fund only) – a Fund's investments in currency futures and forward foreign currency exchange contracts (collectively, "currency contracts") may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying currency or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying bond.

REASONS FOR THE TRANSACTION
NFA proposed the Transaction at the Board's June 14, 2017 meeting. NFA advised the Board that the Target Fund has struggled with underperformance relative to its category peers, resulting in a significant loss of assets.  NFA advised the Board that, in its view, the Target Fund's historical underperformance makes it unlikely that the Target Fund will significantly increase its asset base in the foreseeable future.
NFA noted that an investment in the Target Fund is significantly different from an investment in the Acquiring Fund.  Specifically, NFA noted that the Target Fund invests primarily in a narrower range of securities than does the Acquiring Fund typically entailing a higher degree of risk, and that the degree of risks and rewards is higher for the Target Fund than the Acquiring Fund. NFA noted that, although the Acquiring Fund invests more broadly across various types of fixed-income securities, such securities typically have higher credit ratings, generally indicating a lower risk of default.
NFA noted that the historical absolute performance of the Target Fund has exceeded that of the Acquiring Fund for various periods in the past, in part due to the different amounts of investment risk each Fund is permitted to take under its investment strategy.  NFA noted, however, that the performance of the Acquiring Fund relative to its peers is significantly better than the performance of the Target Fund relative to its peers, and that the Target Fund's underperformance relative to its own peers has been a significant factor contributing to the net redemptions from the Target Fund and is likely to prevent the Fund from attracting any significant additional assets in the future.
NFA noted that if the Transaction were not approved by the Board, NFA would likely propose the liquidation of the Target Fund, in which event shareholders of the Target Fund would bear the cost and tax effect of the liquidation and would potentially be uninvested for the period pending reinvestment of those proceeds.  NFA noted that, in comparable circumstances in the past, it has found that shareholders generally tend to prefer avoiding the receipt of cash from a liquidation and the possibility that the cash will remain uninvested for a period of time or indefinitely.  NFA told the Board that the Transaction offered shareholders of the Target Fund the ability to continue to hold a mutual fund invested in a portfolio of fixed-income securities, with a significantly reduced expense structure, and without the potential of their having uninvested cash distributions and the tax effects that might result from a liquidation of the Target Fund.  NFA noted that a shareholder desiring to maintain an investment in a mutual fund focusing its investments in high-yield bonds would have the ability to redeem his/her shares before or after the Transaction, and would receive clear written notice of the Transaction well in advance of its occurrence.
As to the Acquiring Fund, NFA noted that the Target Fund is significantly smaller than the Acquiring Fund, and that the Transaction was not likely to have any significant effect on either the tax position or the expense ratio of the Acquiring Fund, although the expenses of each share class of the Acquiring Fund were expected to go down or stay the same following the Transaction.
NFA reported that, for a period of time after the Transaction, the Acquiring Fund would likely hold a greater percentage of its assets in high-yield bonds than it might otherwise, but that such investment is consistent with the Acquiring Fund's investment strategies and policies, and the portfolio management team believes that the investment would be consistent with the Acquiring Fund's current investment approach.  NFA also reported that the portfolio management team believes that, if it should in the future determine to sell securities received by it in the Transaction, it would be able to do so at prices close to their portfolio valuations at the time.
The Trustees considered these factors in approving the Transaction, including among other things that Target Fund shareholders who do not desire to maintain an investment in the Acquiring Fund would be able to redeem their shares before or after the Transaction with tax effects not significantly different than if the Fund had been liquidated.  In this regard, NFA undertook, in response to the Board's request, to provide at least 60 days prior written notice of the Transaction to shareholders.  The Trustees also considered that the Transaction was not expected to have any significant tax or investment effect on the Acquiring Fund and would result in a reduction of expenses of most share classes of the Acquiring Fund.
 Based on its review of these factors and the other information presented to it, and on the basis of NFA's recommendations, the Board, including a majority of the Independent Trustees, determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of the Transaction.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transaction be carried out?
The Transaction will take place after the parties to the Plan satisfy various conditions.  On the Closing Date, the Target Fund will deliver to the Acquiring Fund all of its Assets Fund.  In exchange, the Trust, on behalf of the Target Fund, will receive the Acquiring Fund Shares to be distributed pro rata to the Target Fund's shareholders.  The value of the Assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the "Valuation Date").  Both Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund's net asset value.  The Acquiring Fund will assume any liabilities of the Target Fund.

The stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  The Target Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Board may also agree to terminate and abandon the Transaction at any time or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?
The expenses related to the Transaction (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, will be paid by NFA.  Brokerage costs, if any, following the merger will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

Each Fund has qualified since its inception for treatment as a "regulated investment company" under Subchapter M of Chapter 1 of the Code.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Transaction.  Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust's legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund's assets, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund's holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

Sale of the Target Fund's Portfolio Assets.  It is currently expected that a substantial portion of the Target Fund's assets (approximately 60%) will be sold following the Transaction.  These sales may result in the realization of capital gains, which, to the extent not offset by available capital loss carryovers, would be distributed to shareholders of the combined Fund.  In light of the Target Fund's unrealized appreciation and its aggregate capital loss carryovers as reflected in the chart below under "General Limitation on Capital Losses," it is anticipated that the sale of a substantial portion of the Target Fund's portfolio securities will not result in any substantial amount of capital gains to be distributed by the combined Fund to shareholders.  Certain limitations on the use of the capital loss carryovers of the combined Fund following the Transaction may prevent the combined Fund from using the capital loss carryovers to fully offset gains realized from the sale of a substantial portion of the Target Fund's assets, resulting in a distribution of capital gains to shareholders following the Transaction. However, since the combined Fund is significantly larger than the Target Fund and the Target Fund's unrealized appreciation at April 30, 2017 is relatively small as compared to the net asset value of the combined Fund, any capital gains distributed to the combined Fund's shareholders, although more than a Target Fund shareholder might have received from the Target Fund if the Target Fund were to sell a substantial portion of its assets prior to the Transaction, is not anticipated to be substantial on a per share basis.  A taxable shareholder who is inclined to redeem shares in the Target Fund may prefer to avoid the potential capital gain distribution following the Transaction and redeem shares in the Target Fund prior to the Transaction. Notwithstanding the foregoing, the amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including market conditions and the application of the limitations on capital losses described below.

General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Transaction.  The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund's capital loss carryovers may become unavailable the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing.  First, the capital loss carryovers of a Fund that experiences a more than 50% ownership change in a reorganization (e.g., in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its "total capital loss carryovers"), are expected to become subject to an annual limitation (referred to herein as the "Annual Limitation"). Losses in excess of the Annual Limitation may be carried forward to succeeding tax years without any carry forward period limitation, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 to an overall eight-year carryover period. The Annual Limitation generally will equal the net asset value of the Fund on the Closing Date multiplied by the "long-term tax-exempt rate" published by the IRS for the month in which the reorganization closes.  In the case of a Fund with net unrealized built-in gains at the time of closing the reorganization (i.e., net unrealized appreciation in value of the Fund's investments), the Annual Limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year.  Second, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and "built-in losses") of the other Fund (referred to herein as the "Five Year Limitation").  Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any "built-in gains" of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year (referred to herein as the "BIG Limitation").  Finally, the Transaction may result in an earlier expiration of the Target Fund's capital loss carryovers because the Transaction causes the Target Fund's tax year to close early in the year of the Transaction.

As shown in the table below, the capital loss carryovers of the Target Fund are expected to become subject to the Annual Limitation because, as discussed above, the Target Fund will experience a more than 50% ownership change as a result of the Transaction based on the net asset values of the Funds as of April 30, 2017.  The Transaction will cause the Target Fund's 2017 tax year to close early, resulting in the expiration of a material amount of capital loss carryovers.  However, in light of the amount of the unrealized appreciation on a tax basis, there is no assurance that such losses would be used even in the absence of the Transaction.  The Annual Limitation on use of Target Fund's remaining aggregate capital loss carryovers following the Transaction is not anticipated to be material as such capital loss carryovers are not subject to expiration. However, the capital gains recognized by the combined Fund on the sale of the Target Fund's assets described above may not be fully offset by the capital loss carryovers of the Target Fund due to the BIG Limitation or by the capital loss carryovers of the Acquiring Fund due to the Five Year Limitation, resulting in a distribution of capital gains to shareholders following the Transaction.  The impact of such limitations on the combined Fund will depend upon numerous factors at the time of closing, including market conditions on the Closing Date or the date(s) on which a substantial portion of the Target Fund's assets are sold and the date(s) of such sale(s) relative to the completion of the combined Fund's first taxable year following the Closing Date.

		Target Fund	Acquiring Fund
		High Yield Bond Fund	Core Plus Bond Fund
Line		As of April 30, 2017	As of April 30, 2017
	Capital loss carryovers (1)
	Expiring 2017	($25,725,339)	$0
	Not subject to expiration	($3,879,186)	$0
1	Total capital loss carryovers	($29,604,525)	$0
2	Realized gain (loss) on GAAP basis	$306,602	($7,541,854)
3	Aggregate capital loss carryovers [L1 + L2]	($29,297,923)	($7,541,854)
4	Unrealized appreciation in value of investments on a tax basis	$793,140	$7,262,214
5	Net asset value	$25,844,122	$1,194,223,386
6	Tax-exempt rate (July 2017)	2.04%	N/A
7	Annual Limitation [L5 x L6]	$507,220	N/A
(1) As of October 31, 2016

Tracking Your Basis and Holding Period; State and Local Taxes. After the Transaction, a shareholder will continue to be responsible for tracking the adjusted tax basis and holding period of its shares for federal income tax purposes. You should consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Target Fund and the Acquiring Fund?
Upon the Closing of the Transaction, holders of Class A and Class C shares of the Target Fund will receive Class A shares of the Acquiring Fund.  Holders of Class R6 and Institutional Service Class shares of the Target Fund will receive Class R6 and Institutional Service Class shares, respectively, of the Acquiring Fund.  The different fees and expenses of each Class are provided above in the section "Fee Tables for the Funds."

Full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Acquiring Fund will be recorded electronically in each shareholder's account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  The Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Acquiring Fund's shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
The following table sets forth, as of April 30, 2017, the separate capitalizations of the Target Fund and Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Transaction[1] (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	25,844,122 4,352,235	1,194,223,386 116,647,398	- (1,826,315)	1,220,067,508 119,173,318

Class A net assets Class A shares outstanding Class A net asset value per share	17,736,027 2,992,278 5.93	4,344,019 424,552 10.23	- (1,258,551) -	22,080,046 2,158,279 10.23

Class C net assets Class C shares outstanding Class C net asset value per share	4,042,445 678,332 5.96	10.23	- (283,176) -	4,042,445 395,156 10.23

Class R6 net assets Class R6 shares outstanding Class R6 net asset value per share	3,494,785 586,031 5.96	1,182,908,566 115,542,232 10.24	- (244,743) -	1,186,403,351 115,883,520 10.24

Institutional Service Class net assets Institutional Service Class shares outstanding Institutional Service Class net asset value per share	570,865 95,594 5.97	6,970,801 680,614 10.24	- (39,845) -	7,541,666 736,363 10.24

1  Reflects the conversion of Target Fund shares for Acquiring Fund shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services.  Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the "Joint Administration Agreement") dated May 1, 2010, Nationwide Fund Management LLC ("NFM"), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to JPMorgan Chase Bank, N.A. ("JPMorgan") under the Sub-Administration Agreement between NFM and JPMorgan and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC ("US Bancorp") under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp ; and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Custodian.   JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.  The Custodian performs no managerial or policy making functions for the Funds.

Additional Information.  The information about the Acquiring Fund or Target Fund (1933 Act File No. 333-40455 for the Acquiring Fund and Target Fund) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the prospectus for the Target Fund dated February 28, 2017, as revised May 24, 2017, which is incorporated by reference herein; (ii) the Acquiring Fund's and Target Fund's SAI dated February 28, 2017, as revised March 22, 2017, related to the Acquiring Fund Prospectus and Target Fund Prospectus; (iii) the Statement of Additional Information dated _______, 2017 (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; (iv) the Acquiring Fund's or Target Fund's Annual Report to Shareholders for the year ended October 31, 2016; and (v) the Acquiring Fund's or Target Fund's Semiannual Report to Shareholders for the period ended April 30, 2017.  You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call (202) 551-8090 for hours of operation).  Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
 PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Plan of Reorganization for the Target Fund
B	Financial Highlights

EXHIBIT A
FORM OF

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the "Plan"), made as of this _____ day of ______________, 2017 is adopted by Nationwide Mutual Funds (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, on behalf of two of its series, as set forth below:

Nationwide High Yield Bond Fund (the "Acquired Fund")	Nationwide Core Plus Bond Fund (the "Acquiring Fund")
Class A	Class A
Class C
Class R6	Class R6
Institutional Service Class	Institutional Service Class

The reorganization (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of beneficial interest, without par value, of the corresponding class of shares of the Acquiring Fund listed in the table above; (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the distribution of each class of the Acquiring Fund's shares to the shareholders of its corresponding class of shares of the Acquired Fund, according to their respective interests, in complete liquidation of the Acquired Fund; and (iv) the liquidation and dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) subject to clause (2), to discharge all of the Acquired Fund's Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund's liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise ("Liabilities"), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value per share of the corresponding share class of the Acquired Fund as of Close of Business on the Valuation date by the net asset value per share of the corresponding class of the Acquiring Fund as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the corresponding Acquired Fund class as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Fund to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Acquired Fund, determined as of the Valuation Date, attributable to each class of shares of the Acquired Fund whose shareholders are receiving such shares, by the net asset value per share of the corresponding class of the Acquiring Fund as of the Valuation Date.  Each class of shares of the Acquiring Fund received shall be distributed pro rata to the shareholders of the corresponding class of the Acquired Fund of record as of the Close of Business on the Valuation Date.

(c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d) At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a) The value of the Acquired Fund's Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures adopted by the Trust on behalf of the Acquired Fund and the Acquiring Fund ("Valuation Procedures").

(b) The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class R6 Shares, and Acquiring Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

(c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class C Shares, Acquired Fund Class R6 Shares and Acquired Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the Valuation Procedures.

3.	Closing and Valuation Date

The Valuation Date shall be __________________, 2017 or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at One Nationwide Plaza, Columbus, Ohio 43215 at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund's Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b) The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2016, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c) The books and records of the Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements ("FIN 48 Work papers"), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e) At the Closing, the Trust, on behalf of the Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquired Fund to fail to qualify as a RIC as  of the Closing. The Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g) There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund's registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the "Commission") or the Acquired Fund's Prospectus.

(h) The Acquired Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of the Acquired Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the date of the Closing, and (B) all of the Acquired Fund's net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover).

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e) The books and records of the Acquiring Fund, including FIN 48 Work papers, made available to the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f) The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a "fund" as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing.  The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(g) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund's registration statement on Form N-1A filed with the Commission or the Acquiring Fund's Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004, and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c) The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust ("Agreement and Declaration of Trust"), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f) Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust's knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust's knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the

Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i) All information provided by the Trust for inclusion in, or transmittal with, the prospectus and statement of additional information with respect to this Plan pursuant to which the Acquired Fund shareholders will be informed of the Reorganization, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

(a) The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

(c) The Trust shall file, by the date of the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

                     (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

                     (2) A copy (which may be in electronic form) of the Acquired Fund's shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquiring Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the "Treasury Regulations") following the Closing for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                     (3) A copy of any other Tax books and records of the Acquired Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

                     (4) If requested by the Acquiring Fund, all FIN 48 Work papers and supporting statements pertaining to the Acquired Fund.

(e) The Trust shall mail to each shareholder of record of the Acquired Fund as of the Valuation Date a prospectus and statement of additional information that complies in all material respects with the requirements of Form N-14.

(f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g) The Acquired Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(h) As soon as is reasonably practicable after the Closing, the Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(i) The Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) As promptly as practicable, but in any case within sixty days after the date of Closing, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

8. Obligations of the Trust on behalf of the Acquiring Fund

(a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c) The Trust shall file, by the date of the Closing, all of the Acquiring Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e) The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable.  At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the registration statement becomes effective, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(f) The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust's Board of Trustees, certified by the Secretary or equivalent officer.

(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d) That the Acquired Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Acquired Fund's investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Acquired Fund's net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(f) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5) The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6) The holding periods of the assets of the Acquired Fund received by the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8) The aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9) The holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held the Acquired Fund as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Acquired Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9(f).

(g) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1) The Trust was created as a statutory trust under the laws of the State of Delaware on September 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4) Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h) That the Trust's registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(j) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b) If the transactions contemplated by this Plan have not been consummated by December 31, 2017, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)  The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12. Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13. Final Tax Returns and Forms 1099 of the Acquired Fund

(a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15.	Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Mutual Funds, on behalf of Nationwide High Yield Bond Fund and Nationwide Core Plus Bond Fund

By _____________________________________________
      Michael S. Spangler, President and Chief Executive Officer
Acknowledged by Nationwide Fund Advisors
By _____________________________________________
      Michael S. Spangler, President

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Nationwide High Yield Bond Fund's and Nationwide Core Plus Bond Fund's financial performance for the past five years or fiscal periods ended October 31, and are included in the Nationwide High Yield Bond Fund's prospectus and Nationwide Core Plus Bond Fund's prospectus, which are each incorporated herein by reference.  The financial highlights tables below provide additional information for the most recent six-month semiannual reporting period ended April 30, 2017.  Except with respect to the six-month semiannual reporting period ended April 30, 2017, the information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Nationwide High Yield Bond Fund's and Nationwide Core Plus Bond Fund's financial statements, are included in the Trust's annual reports, which are available upon request.

Nationwide High Yield Bond Fund
Selected data for each share of capital outstanding throughout the periods indicated.

Nationwide Core Plus Bond Fund
Selected data for each share of capital outstanding throughout the periods indicated.

PART B
STATEMENT OF ADDITIONAL INFORMATION
____________, 2017

NATIONWIDE MUTUAL FUNDS
 One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920
www.nationwide.com/mutualfunds

Nationwide High Yield Bond Fund

This Statement of Additional Information ("SAI") relates to the __________, 2017 Combined Prospectus/Information Statement (the "Prospectus/Information Statement") which describes a reorganization (the "Transaction") of the Nationwide High Yield Bond Fund (the "Target Fund") into the Nationwide Core Plus Bond Fund (the "Acquiring Fund").  Both the Target Fund and the Acquiring Fund are series of Nationwide Mutual Funds (the "Trust").  As a result of the Transaction, Target Fund shareholders will be issued shares of the Acquiring Fund ("Acquiring Fund Shares") as shown below.

Target Fund	Acquiring Fund
Nationwide High Yield Bond Fund	Nationwide Core Plus Bond Fund
Class A	Class A
Class C	Class A
Class R6	Class R6
Institutional Service Class	Institutional Service Class

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement relating specifically to the Transaction.  A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.  The Transaction will occur in accordance with the terms of the Plan of Reorganization.

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3

2

General Information

This SAI relates to (i) the transfer of substantially all of the property, assets and goodwill of the Target Fund to the Acquiring Fund, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund's liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.  The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around ______________, 2017, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated February 28, 2017, as revised and supplemented to date, with respect to the Target Fund (previously filed on EDGAR, Accession No. 0001193125-17-046692).

2.
The audited financial statements and related report of the independent registered accounting firm included in the Target Fund's Annual Report to Shareholders for the reporting period ended October 31, 2016, as amended (previously filed on EDGAR, Accession No. 0001193125-16-803822). No other parts of the Annual Report are incorporated herein by reference.

3.
The financial statements included in the Target Fund's Semiannual Report to Shareholders for the reporting period ended April 30, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-211944).  No other parts of the Semiannual Report are incorporated herein by reference.

4.	Statement of Additional Information dated, February 28, 2017, as revised and supplemented to date, with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-17-046692).

5.
The audited financial statements and related report of the independent registered accounting firm included in the Acquiring Fund's Annual Report to Shareholders for the reporting period ended October 31, 2016, as amended (previously filed on EDGAR, Accession No. 0001193125-16-803822).  No other parts of the Annual Report are incorporated herein by reference.

6.
The financial statements included in the Acquiring Fund's Semiannual Report to Shareholders for the reporting period ended April 30, 2017 (previously filed on EDGAR, Accession No. 0001193125-17-211944).  No other parts of the Semiannual Report are incorporated herein by reference.

3

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A, indicated below, except as noted:

(1) Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, (the "Amended Declaration"), of Registrant, Nationwide Mutual Funds (the "Trust"), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust's registration statement on November 17, 2009, is hereby incorporated by reference.

(2) Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the "Amended Bylaws"), of the Trust, previously filed as Exhibit EX-28.b with the Trust's registration statement on November 17, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization of the Registrant, on behalf of its series' the Nationwide HighMark Large Cap Core Equity Fund and the Nationwide Fund, is filed as Exhibit A to the Combined Information Statement/Prospectus and is filed herewith.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors dated May 1, 2007, pertaining to certain series of the Trust, previously filed as Exhibit EX-99.d.2 with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2017, pertaining to certain series of the Trust, previously filed as EX-28.d.1.a with the Trust's registration statement on May 5, 2017, is hereby incorporated reference.

(b)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors dated August 28, 2007, pertaining to the Target Destination Funds, previously filed as Exhibit EX-23.d.2 with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement amended September 25, 2014, pertaining to the Target Destination Funds, previously filed as Exhibit EX-28.d.2.b with the Trust's registration statement on October 16, 2014, is hereby incorporated by reference.

(c)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors dated September 18, 2015, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.3 with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 5, 2017, previously filed as Exhibit EX-28.d.3.a with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(d)	Subadvisory Agreements

(i)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and

2

Nationwide Bond Index Fund, effective May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement (as amended), effective May 1, 2007, as amended February 1, 2012, among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, previously filed as Exhibit EX-28.d.3.a.1 with the Trust's registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, effective December 19, 2007, for the Nationwide U.S. Small Cap Value Fund, previously filed as Exhibit EX-23.d.3.i with the Trust's registration statement on December 28, 2007, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, pertaining to the Nationwide Bond Fund, Nationwide Government Bond Fund, and Nationwide Inflation-Protected Securities Fund previously filed as Exhibit EX-23.d.3.h with the Trust's registration statement on December 19, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, effective January 1, 2008, amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust's registration statement on April 3, 2014, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, for the Nationwide Government Money Market Fund previously filed as Exhibit EX-28.d.3.i with the Trust's registration statement on February 26, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, effective April 2, 2009, amended March 9, 2017, previously filed as Exhibit EX-28.d.4.d.1 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc. effective March 22, 2011, for the Nationwide Portfolio Completion Fund, previously filed as Exhibit EX-28.d.3.i with the Trust's registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, Inc. effective March 22, 2011, as amended October 1, 2014, previously filed as Exhibit EX-28.d.3.e.1

3

with the Trust's registration statement on October 16, 2014, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC effective August 26, 2011, for the Nationwide Small Company Growth Fund, previously filed as Exhibit EX-28.d.3.j with the Trust's registration statement on September 16, 2011, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc. effective July 19, 2011, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.3.k with the Trust's registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Global Asset Management (Americas) Inc., effective July 18, 2011, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust's registration statement on December 6, 2012, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Thompson, Siegel & Walmsley LLC, effective April 22, 2013, for the Nationwide Core Plus Bond Fund, previously filed as Exhibit EX-16.6.c.xii with the Trust's registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and HighMark Capital Management, Inc., effective April 1, 2013, for the Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Large Cap Growth Fund, Nationwide HighMark National Intermediate Tax Free Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund and Nationwide Fund, previously filed as Exhibit EX-28.d.3.j with the Trust registration statement on June 17, 2013, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective June 4, 2013, for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund and Nationwide Bailard International Equities Fund, previously filed as Exhibit EX-28.d.3.k with the Trust's registration statement on October 17, 2013, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., effective March 31, 2014, previously filed as Exhibit EX-28.d.3.j.1 with the Trust's registration statement on April 3, 2014, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management LLC, effective October 1, 2014, for the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund, previously filed as Exhibit EX-28.d.3.k with

4

the Trust's registration on October 16, 2014, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Capital Management, LLC, effective December 1, 2013, for the Nationwide Ziegler Equity Income Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, previously filed as Exhibit EX-28.d.3.m with the Trust's registration statement on February 20, 2014, is hereby incorporated by reference.

(xiii)
Subadvisory agreement among the Trust, Nationwide Fund Advisors and Boston Advisors, LLC, effective March 13, 2014, for the Nationwide Growth Fund, previously filed as Exhibit EX-28.d.3.r with the Trust's registration statement on March 25, 2014, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Boston Advisors, LLC, effective December 10, 2015, previously filed as Exhibit EX 28.d.4.q.1 with the Trust's registration statement on December 17, 2015 is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Standard Life Investments (Corporate Funds) Limited, effective October 5, 2015, previously filed as Exhibit EX-28.d.4.r with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Smith Breeden, LLC, effective September 25, 2015, previously filed as Exhibit EX-28.d.4.s with the Trust's registration statement on October 14, 2015, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Smith Breeden, LLC, effective August 1, 2016, previously filed as Exhibit EX-28.d.4.s.1 with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, effective December 14, 2016, previously filed as Exhibit EX-28.d.4.t with the Trust's registration statement on December 14, 2016, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., effective May 5, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

5

(a)
Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC ("NFD"), previously filed as Exhibit EX-99.e.1 with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement dated May 1, 2007, as amended May 5, 2017, between the Trust and NFD, for certain series of the Trust, previously filed as Exhibit EX-28.e.1.a with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(b)	Model Dealer Agreement, effective January 2008, previously filed as Exhibit EX-99.e.2 with the Trust's registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement dated April 4, 2003, Fund List, amended as of February 28, 2008, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust's registration statement on February 25, 2005, is hereby incorporated by reference.

(i)
Amendment to Global Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust's registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to Global Custody Agreement dated April 4, 2003, amended March 8, 2012, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.d with the Trust's registration statement on July 2, 2012, is hereby incorporated by reference.

(iii)	Amendment to Global Custody Agreement dated March 11, 2011, previously filed as Exhibit EX-28.g.1.d with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(iv)
Amendment to the Global Custody Agreement dated September 18, 2015, for certain series of the Trust, previously filed as Exhibit EX-28.g.1.c with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(v)
Amendment to Global Custody Agreement dated December 9, 2015, previously filed as Exhibit EX-28.g.1.e with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

6

(vi)	Amendment to Global Custody Agreement dated August 26, 2016, previously filed as Exhibit EX-28.g.1.f with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement dated November 22, 2016, previously filed as Exhibit EX-28.g.1.g with the Trust's registration statement on March 22, 2017, is hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust's registration statement on February 26, 2010, is hereby incorporated by reference.

(e)
Rider for Securities Lending to Global Custody Agreement dated March 28, 2014, previously filed as Exhibit EX-28.g.5 with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(f)
Addendum to Fee Schedule to Rider for Securities Lending to Global Custody Agreement dated March 28, 2014, previously filed as EX-28.g.6 with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, effective May 1, 2007, as amended May 5, 2017, for certain series of the Trust, previously filed as Exhibit EX-28.m.1 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(b)
Rule 18f-3 Plan, effective March 2, 2009, as amended May 5, 2017, for certain series of the Trust, previously filed as Exhibit EX-28.n.1 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid an non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

7

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, effective May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan effective May 1, 2007, as amended December 15, 2011, previously filed as Exhibit EX-28.h.2 with the Trust's Registration Statement on December 12, 2011 is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan ("Servicing Agreement"), effective January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust's registration statement on February 28, 2007, is hereby incorporated by reference.

(ii)	Administrative Services Plan effective March 10, 2015, previously filed as Exhibit EX-28.h.2.b with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(c)
Form of Operational Service Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed as Exhibit EX-23.h.3 with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, effective May 1, 2007, and amended as of January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust's registration statement on February 27, 2008 is hereby incorporated by reference.

(i)
Amendment to Expense Limitation Agreement, effective May 7, 2007, as amended May 1, 2017, between the Trust and Nationwide Fund Advisors, previously filed as Exhibit EX-28.h.4.a with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(ii)
Exhibit A to the Expense Limitation Agreement, effective May 7, 2007, as amended May 5, 2017, between the Trust and Nationwide Fund Advisors, previously filed as Exhibit EX-28.h.4.b with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(e)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust  ("OBT") and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT's title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously

8

filed as Exhibit EX-99.h.11 with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

(f)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisors for the Nationwide Fund, effective as of March 1, 2017, previously filed as Exhibit EX-28.h.6 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(g)
Administrative Services Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Financial Services on behalf of the Nationwide Government Money Market Fund, effective as of March 1, 2017, previously filed as Exhibit EX-28.h.7 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(h)
Fee Waiver Agreement between Nationwide Mutual Funds and Nationwide Fund Advisers for the Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund, effective as of March 1, 2017, previously filed as Exhibit EX-28.h.8 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney, filed herewith as Exhibit EX-16.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for the Trust and the Nationwide Variable Insurance Trust (formerly known as Gartmore Mutual Funds and Gartmore Variable Insurance Trust, respectively), dated December 3, 2008, previously filed as Exhibit EX-23.p.1 with the Trust's registration statement on February 26, 2009, is hereby incorporated by reference.

(b)
Code of Ethics for Nationwide Fund Advisors, dated January 1, 2015, previously filed as Exhibit EX-23.p.2 with the Trust's registration statement on February 26, 2015, is hereby incorporated by reference.

(c)
Advisory Employee Investment Transaction Policy for BlackRock Investment Management, LLC, revised January 15, 2009, previously filed as Exhibit EX-23.p.4 with the Trust's registration statement on February 26, 2009, is hereby incorporated by reference.

(d)
Code of Ethics for Dimensional Fund Advisors LP, effective January 1, 2016,  previously filed as Exhibit EX-23.p.4 with the Trust's registration statement on February 22, 2016, is hereby incorporated by reference.

9

(e)
Code of Ethics for Nationwide Fund Distributors LLC dated January 1, 2014, previously filed as Exhibit EX-23.p.5 with the Trust's registration statement on February 26, 2015, is hereby incorporated by reference.

(f)
Code of Ethics for Federated Investment Management Company, effective January 1, 2016, previously filed as Exhibit EX-28.p.6 with the Trust's registration statement on February 22, 2016, is hereby incorporated by reference.

(g)
Code of Ethics for Goldman Sachs Asset Management, dated February 6, 2012, previously filed as Exhibit EX-28.p.7 with the Trust's registration statement on February 26, 2015, is hereby incorporated by reference.

(h)
Code of Ethics for Brown Capital Management, LLC, revised December 31, 2015, previously filed as Exhibit EX-28.p.8 with the Trust's registration statement on February 22, 2016, is hereby incorporated by reference.

(i)
Code of Ethics for UBS Asset Management (Americas) Inc., dated January 7, 2013, previously filed as Exhibit EX-28.p.9 with the Trust's registration statement on February 26, 2015, is hereby incorporated by reference.

(j)
Code of Ethics, amended December 5, 2016, for Thompson, Siegel & Walmsley LLC, previously filed herewith as Exhibit EX-28.p.10 with the Trust's registration statement on February 26, 2015, is hereby incorporated by reference.

(k)
Code of Ethics for HighMark Capital Management, Inc., dated November 1, 2015, previously filed as Exhibit EX-28.p.11 with the Trust's registration statement on February 22, 2016, is hereby incorporated by reference.

(l)	Code of Ethics for Bailard, Inc., dated March 25, 2014, previously filed as Exhibit EX-28.p.12 with the Trust's registration statement, is hereby incorporated by reference.

(m)
Code of Ethics for Geneva Capital Management LLC, as revised October 30, 2015, previously filed as Exhibit EX-28.p.13 with the Trust's registration statement on February 22, 2016, is hereby incorporated by reference.

(n)
Code of Ethics for Ziegler Capital Management, LLC, dated June 13, 2011, as amended October 29, 2015, previously filed as Exhibit EX-28.p.14 with the Trust's registration statement on February 22, 2016, is hereby incorporated by reference.

(o)
Code of Ethics for Boston Advisors, LLC, as amended December 2013, previously filed as Exhibit EX-28.p.20 with the Trust's registration statement on March 25, 2014, is hereby incorporated by reference.

(p)
Code of Ethics for Standard Life Investments (Corporate Funds) Limited, dated November 20, 2014, previously filed as Exhibit EX-28.p.20 with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(q)
Code of Ethics for Amundi Smith Breeden, LLC, as amended April 2, 2015, previously filed as Exhibit EX-28.p.21 with the Trust's registration statement on October 14, 2015, is hereby incorporated by reference.

10

(r)	Code of Ethics for Wellington Management Company LLP, dated July 1, 2016, is filed as Exhibit EX-28.p.22 on December 14, 2016, is hereby incorporated by reference.

(s)
Code of Ethics for Loomis, Sayles & Company, L.P. dated August 11, 2016, previously filed herewith as Exhibit Ex-28.p.19 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

11

SIGNATURES

As required by the Securities Act of 1933, as amended (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Columbus, and State of Ohio, on this 28th day of July, 2017.

NATIONWIDE MUTUAL FUNDS

BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Vice President

Trustees

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*	BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

EXHIBIT	NO.
Legal Opinion and Consent of Counsel	EX-16.11.a
Consent of Independent Registered Public Accounting Firm	EX-16.14.a
Powers of Attorney	EX-16.16.a